Financial Instruments - Not Measured On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial Instruments
Deferred finance costs, net	$ 8,100	$ 6,300
(Level I)
Financial Instruments
Cash and cash equivalents	372,446	271,809
(Level I) | Unsecured long-term debt
Financial Instruments
Long-term debt	250,491	241,969
(Level II) | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	315,000	147,750
Fair Value
Financial Instruments
Cash and cash equivalents	372,446	271,809
Fair Value | Secured long-term debt, including current portion
Financial Instruments
Long-term debt	315,000	147,750
Fair Value | Unsecured long-term debt
Financial Instruments
Long-term debt	$ 250,491	$ 241,969